Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The components of income tax expense (benefit) are summarized as follows:

(Dollars in thousands)	2016	2015
Federal:
Current	$3,360	$3,199
Deferred	269	8
	3,629	3,207
State:
Current	909	704
Deferred	85	151
	994	855
	$4,623	$4,062

A comparison of income tax expense at the Federal statutory rate in 2016 and 2015 to the Company’s provision for income taxes is as follows:

(Dollars in thousands)	2016	2015
Federal income tax	$4,729	$4,327
Add (deduct) effect of:
State income taxes net of federal income tax effect	656	564
Tax-exempt interest income	(706)	(724)
Bank-owned life insurance	(187)	(203)
Other items, net	131	98
Provision for income taxes	$4,623	$4,062

The tax effects of existing temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
(Dollars in thousands)	2016	2015
Deferred tax assets (liabilities):
Allowance for loan losses	$2,993	$3,020
Unrealized loss (gain) on securities available for sale	130	(113)
Supplemental executive retirement plan liability	1,886	2,060
Other than temporary impairment loss	170	170
Depreciation	802	482
Non-accrual interest	313	231
Pension liability	(44)	(75)
Other	262	324
Acquisition accounting adjustments	(52)	441
Net deferred tax assets, included in other assets	$6,460	$6,540

Based upon the current facts, management has determined that it is more likely than not that there will be sufficient taxable income in future years to realize the deferred tax assets.  However, there can be no assurances about the level of future earnings.